UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Duncan-Hurst Capital Management, L.P.
           -----------------------------------------------------
Address:   4365 Executive Drive, Suite 1520
           San Diego, CA 92121
           -----------------------------------------------------

Form 13F File Number: 28-03404
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jarl Nelson
        -----------------------------------------
Title:  V.P. Information Technology and Finance
        -----------------------------------------
Phone:  (858)597-4800
        -----------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jarl Nelson                San  Diego, California              10/14/2008
--------------------           ----------------------              ----------
    [Signature]                    [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          114
                                         -----------
Form 13F Information Table Value Total:  $41,666,035
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AEROPOSTALE INC.               Common Stocks    007865108   924125   28780          Sole              28780      0    0
AGRIUM INC.                    Common Stocks    008916108   194597    3470          Sole               3470      0    0
AK STEEL HOLDING CORP.         Common Stocks    001547108   101606    3920          Sole               3920      0    0
ALEXION PHARMACEUTICALS INC.   Common Stocks    015351109   382782    9740          Sole               9740      0    0
ALMOST FAMILY INC.             Common Stocks    020409108   116277    2940          Sole               2940      0    0
AMEDISYS INC.                  Common Stocks    023436108   348477    7160          Sole               7160      0    0
AMERICA'S CAR-MART INC.        Common Stocks    03062T105    90719    4880          Sole               4880      0    0
AMERON INTERNATIONAL CORP.     Common Stocks    030710107    81681    1140          Sole               1140      0    0
ARENA RESOURCES INC.           Common Stocks    040049108   298756    7690          Sole               7690      0    0
ARIBA INC.                     Common Stocks    04033V203   805056   56975          Sole              56975      0    0
ATWOOD OCEANICS INC.           Common Stocks    050095108   138829    3814          Sole               3814      0    0
AXSYS TECHNOLOGIES INC.        Common Stocks    054615109   463857    7870          Sole               7870      0    0
Balchem Corp.                  Common Stocks    057665200   653895   24518          Sole              24518      0    0
BALLY TECHNOLOGIES INC         Common Stocks    05874B107    59954    1980          Sole               1980      0    0
BEACON ROOFING SUPPLY INC.     Common Stocks    073685109   153388    9820          Sole               9820      0    0
BRUKER BIOSCIENCES CORP.       Common Stocks    116794108   153295   11500          Sole              11500      0    0
BUCKLE INC.                    Common Stocks    118440106   229935    4140          Sole               4140      0    0
BUCYRUS INTERNATIONAL INC.     Common Stocks    118759109   162635    3640          Sole               3640      0    0
BUFFALO WILD WINGS INC.        Common Stocks    119848109   181884    4520          Sole               4520      0    0
CALGON CARBON CORP.            Common Stocks    129603106   879552   43200          Sole              43200      0    0
CALLON PETROLEUM CO.           Common Stocks    13123X102    99705    5530          Sole               5530      0    0
CANADIAN SOLAR INC.            Common Stocks    136635109   274201   14040          Sole              14040      0    0
CF INDUSTRIES HOLDINGS INC.    Common Stocks    125269100    88533     968          Sole                968      0    0
CHART INDUSTRIES               Common Stocks    16115Q308   558919   19570          Sole              19570      0    0
CHILDREN'S PLACE RETAIL STORES Common Stocks    168905107   541270   16230          Sole              16230      0    0
INC.
CIRCOR INTERNATIONAL INC.      Common Stocks    17273K109   448631   10330          Sole              10330      0    0
COMPASS MINERALS INTERNATIONAL Common Stocks    20451N101   238374    4550          Sole               4550      0    0
INC.
CONCHO RESOURCES INC           Common Stocks    20605P101    90008    3260          Sole               3260      0    0
CONSOL ENERGY INC.             Common Stocks    20854P109    16061     350          Sole                350      0    0
CORE LABORATORIES N.V.         Common Stocks    N22717107   561312    5540          Sole               5540      0    0
DARLING INTERNATIONAL INC.     Common Stocks    237266101   731271   65821          Sole              65821      0    0
DECKERS OUTDOOR CORP.          Common Stocks    243537107   563697    5416          Sole               5416      0    0
DOLLAR TREE STORES INC.        Common Stocks    256746108   259246    7130          Sole               7130      0    0
ENERSYS INC.                   Common Stocks    29275Y102   416078   21110          Sole              21110      0    0
ENGLOBAL CORP.                 Common Stocks    293306106   240452   18120          Sole              18120      0    0
EXIDE TECHNOLOGIES             Common Stocks    302051206   225680   30580          Sole              30580      0    0
FAMILY DOLLAR STORES INC.      Common Stocks    307000109   102621    4330          Sole               4330      0    0
FERRO CORP.                    Common Stocks    315405100   486420   24200          Sole              24200      0    0
FIRST SOLAR INC                Common Stocks    336433107   484176    2563          Sole               2563      0    0
FLOWSERVE CORP.                Common Stocks    34354P105   274299    3090          Sole               3090      0    0
FRED'S INC.                    Common Stocks    356108100  1114421   78370          Sole              78370      0    0
G-III APPAREL GROUP LTD.       Common Stocks    36237H101   490014   26190          Sole              26190      0    0
GMX RESOURCES INC.             Common Stocks    38011M108   271026    5670          Sole               5670      0    0
GORMAN-RUPP CO.                Common Stocks    383082104   158046    4190          Sole               4190      0    0
GRAFTECH INTERNATIONAL LTD.    Common Stocks    384313102   246897   16340          Sole              16340      0    0
GRAHAM CORP.                   Common Stocks    384556106    77904    1440          Sole               1440      0    0
GREEN MOUNTAIN COFFEE ROASTERS Common Stocks    393122106  1433077   36428          Sole              36428      0    0
INC.
HAWAIIAN HOLDINGS INC.         Common Stocks    419879101  1118796  120560          Sole             120560      0    0
HIBBETT SPORTING GOODS INC.    Common Stocks    428567101   423423   21150          Sole              21150      0    0
HILL INTERNATIONAL INC         Common Stocks    431466101   227417   16420          Sole              16420      0    0
HUB GROUP INC.                 Common Stocks    443320106   599011   15910          Sole              15910      0    0
ICON PLC                       ADR              45103T107  1566337   40950          Sole              40950      0    0
ILLUMINA INC.                  Common Stocks    452327109   201839    4980          Sole               4980      0    0
Innophos Holdings Inc.         Common Stocks    45774N108   602186   24700          Sole              24700      0    0
ION GEOPHYSICAL CORP           Common Stocks    462044108   110114    7760          Sole               7760      0    0
IRIS INTERNATIONAL INC.        Common Stocks    46270W105    93438    5220          Sole               5220      0    0
JACOBS ENGINEERING GROUP INC.  Common Stocks    469814107   180852    3330          Sole               3330      0    0
JOY GLOBAL INC.                Common Stocks    481165108   125037    2770          Sole               2770      0    0
KENSEY NASH CORP.              Common Stocks    490057106   568796   18080          Sole              18080      0    0
KOPPERS HOLDINGS INC           Common Stocks    50060P106   587337   15700          Sole              15700      0    0
LEAPFROG ENTERPRISES INC.      Common Stocks    52186N106   395577   37460          Sole              37460      0    0
LHC GROUP                      Common Stocks    50187A107   105660    3710          Sole               3710      0    0
LIFE SCIENCES RESERCH INC      Common Stocks    532169109   143600    4000          Sole               4000      0    0
LINDSAY MANUFACTURING CO.      Common Stocks    535555106   478695    6580          Sole               6580      0    0
LKQ CORP.                      Common Stocks    501889208   398964   23510          Sole              23510      0    0
LUFKIN INDUSTRIES INC.         Common Stocks    549764108   641148    8080          Sole               8080      0    0
MANTECH INTERNATIONAL CORP.    Common Stocks    564563104   291113    4910          Sole               4910      0    0
MARTEK BIOSCIENCES CORP.       Common Stocks    572901106   902068   28710          Sole              28710      0    0
NATIONAL COAL CORP.            Common Stocks    632381208    69297   13250          Sole              13250      0    0
NATURAL GAS SERVICES GROUP     Common Stocks    63886Q109   130850    7490          Sole               7490      0    0
INC.
NETEASE.COM INC.               ADR              64110W102   342456   15020          Sole              15020      0    0
NORTHWEST PIPE CO.             Common Stocks    667746101   550484   12620          Sole              12620      0    0
NU SKIN ENTERPRISES INC.       Common Stocks    67018T105   102997    6350          Sole               6350      0    0
NUVASIVE INC.                  Common Stocks    670704105   751295   15230          Sole              15230      0    0
OMEGA PROTEIN CORP.            Common Stocks    68210P107   780276   66350          Sole              66350      0    0
ON ASSIGNMENT INC.             Common Stocks    682159108   480128   60930          Sole              60930      0    0
PANERA BREAD CO.               Common Stocks    69840W108   623219   12244          Sole              12244      0    0
PAREXEL INTERNATIONAL CORP.    Common Stocks    699462107   106615    3720          Sole               3720      0    0
PEET'S COFFEE & TEA INC.       Common Stocks    705560100   161098    5770          Sole               5770      0    0
PENN VIRGINIA CORP.            Common Stocks    707882106   292851    5480          Sole               5480      0    0
PETROQUEST                     Common Stocks    716748108   134404    8756          Sole               8756      0    0
POLYPORE INTERNATIONAL IN      Common Stocks    73179V103   496665   23090          Sole              23090      0    0
POWELL INDUSTRIES INC.         Common Stocks    739128106   635819   15580          Sole              15580      0    0
PRICELINE.COM INC.             Common Stocks    741503403    50638     740          Sole                740      0    0
QUANTA SERVICES INC.           Common Stocks    74762E102   155847    5770          Sole               5770      0    0
ROBBINS & MYERS INC.           Common Stocks    770196103   156505    5060          Sole               5060      0    0
Rosetta Resources Inc.         Common Stocks    777779307   112546    6130          Sole               6130      0    0
SENSIENT TECHNOLOGIES CORP.    Common Stocks    81725T100   271454    9650          Sole               9650      0    0
SOUTHWESTERN ENERGY CO.        Common Stocks    845467109    46420    1520          Sole               1520      0    0
SPX CORP.                      Common Stocks    784635104   146300    1900          Sole               1900      0    0
Stanley Inc.                   Common Stocks    854532108   253202    6860          Sole               6860      0    0
STEPAN CO.                     Common Stocks    858586100   718141   13160          Sole              13160      0    0
STEVEN MADDEN LTD.             Common Stocks    556269108   607853   24530          Sole              24530      0    0
SYMYX TECHNOLOGIES INC.        Common Stocks    87155S108   357156   36040          Sole              36040      0    0
SYNOVIS LIFE TECHNOLOGIES INC. Common Stocks    87162G105   535805   28470          Sole              28470      0    0
T-3 ENERGY SERVICES INC.       Common Stocks    87306E107   112102    3020          Sole               3020      0    0
TEAM INC                       Common Stocks    878155100   561702   15551          Sole              15551      0    0
TELEDYNE TECHNOLOGIES INC.     Common Stocks    879360105   647622   11330          Sole              11330      0    0
TITAN INTERNATIONAL INC.       Common Stocks    88830M102   439916   20634          Sole              20634      0    0
TITAN MACHINERY INC.           Common Stocks    88830R101   498961   23977          Sole              23977      0    0
TNS INC.                       Common Stocks    872960109   429432   22170          Sole              22170      0    0
TREX CO. INC.                  Common Stocks    89531P105    11228     620          Sole                620      0    0
TUPPERWARE CORP.               Common Stocks    899896104   541548   19600          Sole              19600      0    0
UNIT CORP.                     Common Stocks    909218109   139496    2800          Sole               2800      0    0
URBAN OUTFITTERS INC.          Common Stocks    917047102   566457   17774          Sole              17774      0    0
VALMONT INDUSTRIES INC.        Common Stocks    920253101   181918    2200          Sole               2200      0    0
VOCUS                          Common Stocks    92858J108   219721    6470          Sole               6470      0    0
WARNACO GROUP INC.             Common Stocks    934390402   578806   12780          Sole              12780      0    0
WET SEAL INC.                  Common Stocks    961840105    27261    7510          Sole               7510      0    0
WHITING PETROLEUM CORP.        Common Stocks    966387102    76461    1073          Sole               1073      0    0
WILLBROS GROUP INC.            Common Stocks    969199108   414990   15660          Sole              15660      0    0
WMS INDUSTRIES INC.            Common Stocks    929297109   154378    5050          Sole               5050      0    0
WRIGHT MEDICAL GROUP INC.      Common Stocks    98235T107   150373    4940          Sole               4940      0    0
ZALE CORP.                     Common Stocks    988858106   168250    6730          Sole               6730      0    0
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